Supplement to the
Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund)
and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Fidelity® Tax-Free Money Market Fund has been renamed Fidelity® Tax-Exempt Money Market Fund.

TFMB-16-01 1.779043.114	January 22, 2016

Supplement to the
Fidelity® Tax-Exempt Money Market Fund
(formerly Tax-Exempt Fund) and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
December 30, 2015
Prospectus

Fidelity® Tax-Free Money Market Fund has been renamed Fidelity® Tax-Exempt Money Market Fund.

TFM-16-01 1.761611.119	January 22, 2016